Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of Cash Flows [Abstract]
Advances and contributions in aid of construction, refunds	$ 15	$ 16